Employee Benefits (Tables)	12 Months Ended
Jan. 31, 2022
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Summary of Employee Benefits Expenses
Employee benefits expenses, which represent the expenses related to all forms of consideration provided by the Company in exchange for services rendered by its employees, were as follows:

	Years ended
	January 31, 2022	January 31, 2021
Current remuneration	$1,021.8	$836.9
Post-employment defined benefit plans	10.1	12.2
Post-employment defined contribution plans	39.4	32.4
Termination benefits	1.2	19.4
Stock-based compensation (Note 19)	17.7	14.2
Other long-term benefits	1.7	2.4
Total	$1,091.9	$917.5

Weighted Average of Significant Actuarial Assumptions Adopted to Determine Defined Benefit Cost and Defined Benefit Obligation
The weighted average of the significant actuarial assumptions adopted to determine the defined benefit cost and the defined benefit obligation were as follows:

	Years ended
	January 31, 2022		January 31, 2021
	Canada	Foreign	Canada	Foreign
Benefit cost actuarial assumptions [a]
Discount rates used to determine:
Current service cost	2.95%	0.71%	2.90%	0.79%
Net interest cost	2.80%	0.64%	2.80%	0.69%
Expected rate of compensation increase	3.00%	3.00%	3.00%	3.00%
Mortality table	CPM 2014 Private	AVOE 2018	CPM 2014 Private	AVOE 2018
Defined benefit obligation actuarial assumptions [b]
Discount rate	3.50%	1.21%	2.80%	0.64%
Rate of compensation increase	3.00%	3.00%	3.00%	3.00%
Mortality table	CPM 2014 Private	AVOE 2018	CPM 2014 Private	AVOE 2018
[a]
Determined as at beginning of the reporting periods
[b]
Determined as at end of the reporting periods

Summary of Company's Obligations under Defined Benefit Obligations
The amounts arising from the Company’s obligations under defined benefit obligations were as follows, as at:

	January 31, 2022		January 31, 2021
	Canada	Foreign	Canada	Foreign
Defined benefit obligation of funded plans	$(364.2)	$(1.9)	$(405.4)	$(2.4)
Fair value of plans assets	291.6	1.3	284.5	1.5
	(72.6)	(0.6)	(120.9)	(0.9)
Defined benefit obligation of unfunded plans	(17.4)	(129.6)	(25.3)	(150.7)
Employee future benefit liabilities	$(90.0)	$(130.2)	$(146.2)	$(151.6)

Reconciliation of Changes in Pension Plans Defined Benefit Obligations
The following table provides a reconciliation of the changes in the pension plans’ defined benefit obligations (funded and unfunded) as at the consolidated statement of financial position dates:

	January 31, 2022		January 31, 2021
	Canada	Foreign	Canada	Foreign
Defined benefit obligation at beginning of year	$(430.7)	$(153.1)	$(433.2)	$(147.1)
Current service cost	(3.0)	(2.7)	(3.4)	(3.0)
Interest cost	(11.9)	(0.9)	(12.1)	(1.1)
Past service gain	0.8	—	—	—
Actuarial gains (losses) from changes in financial assumptions	41.8	11.2	(0.1)	(1.1)
Actuarial gains (losses) from experience adjustments	5.4	(2.8)	1.9	1.2
Benefits paid	16.0	5.2	16.2	5.8
Effect of foreign currency exchange rate changes	—	11.6	—	(7.8)
Defined benefit obligation at end of year	$(381.6)	$(131.5)	$(430.7)	$(153.1)

Reconciliation of Changes in Pension Plans Fair Value of Assets
The following table provides a reconciliation of th
e
 changes in th
e
 pension plans’ fair value of assets as at consolidated statement of financial position dates:

	January 31, 2022		January 31, 2021
	Canada	Foreign	Canada	Foreign
Assets fair value at beginning of year	$284.5	$1.5	$277.7	$1.4
Interest income	7.9	—	7.7	—
Administration costs	(0.3)	—	(0.3)	—
Actuarial gains from return on plan assets	8.2	—	6.3	—
Employer contributions	7.3	5.1	9.3	5.8
Benefit paid	(16.0)	(5.2)	(16.2)	(5.8)
Effect of foreign currency exchange rate changes	—	(0.1)	—	0.1
Assets fair value at end of year	$291.6	$1.3	$284.5	$1.5

Schedule of Actual Return on Plan Assets	The actual return on plan assets was as follows:

	Years ended
	January 31, 2022		January 31, 2021
	Canada	Foreign	Canada	Foreign
Actual return on plan assets	$15.8	$—	$13.7	$—

Summary of Fair Value of Plan Assets
The fair value of the plan assets for each category was as follows, as at:

	January 31, 2022	January 31, 2021
Publicly traded Canadian equity securities	$58.2	$64.1
Publicly traded foreign equity securities	94.7	85.3
Publicly traded fixed income securities	76.8	80.0
Other	63.2	56.6
Total	$292.9	$286.0

Components of the Total Defined Benefit Costs
Components of the total defined benefit costs recognized in the consolidated statement of net income were as follows:

	Years ended
	January 31, 2022		January 31, 2021
	Canada	Foreign	Canada	Foreign
Current service cost	$3.0	$2.7	$3.4	$3.0
Net interest on the future employee benefit liabilities	4.0	0.9	4.4	1.1
Administration costs	0.3	—	0.3	—
Past service gain	(0.8)	—	—	—
Defined benefit costs	$6.5	$3.6	$8.1	$4.1

Summary of Sensitivity Analysis of Impact on Employee Future Benefit Liabilities
The impact on employee future benefit liabilities would be the following as at January 31, 2022:

Increase (Decrease) of the liabilities
Discount rate
Impact of a 0.5% increase	$(34.1)
Impact of a 0.5% decrease	38.1
Expected rate of compensation increase
Impact of a 0.5% increase	7.8
Impact of a 0.5% decrease	(7.3)
Participant longevity
Impact of a 1 year increase	10.5
Impact of a 1 year decrease	(10.7)